Condensed Consolidated Carve-out Statements of Changes in Net Parent's Investment - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1, 2022	$ 8,981,866	$ 15,284,316		$ 8,988,122	$ 15,505,661	$ 5,027,123	$ 15,505,661	$ 5,027,123
Net transfer from parent	610,873	672,735		1,306,080	1,502,538		3,415,081	13,801,233
Net loss	(595,707)	(470,131)		(1,297,170)	(1,521,279)		(9,932,620)	(3,322,695)
Balance, September 30, 2022	$ 8,997,032	$ 15,486,920		$ 8,997,032	$ 15,486,920		$ 8,988,122	15,505,661
Greens Natural Foods, Inc. [Member]
Net loss			$ (195,668)			(306,548)
Balance, September 30, 2022			1,517,613			1,517,613
Capital Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022						30,002		30,002
Acquisition of New Jersey locations						30,000
Balance, September 30, 2022			30,002			30,002
Member Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022						(496,097)		(496,097)
Net loss						(91,965)
Acquisition of New Jersey locations						459,803
Balance, September 30, 2022			(588,062)			(588,062)
Retained Earnings [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022						(2,922,234)		(2,922,234)
Net loss						(214,584)
Acquisition of New Jersey locations						(90,380)
Balance, September 30, 2022			(3,136,818)			(3,136,818)
Additional Paid-in Capital [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022						5,212,491		5,212,491
Acquisition of New Jersey locations
Balance, September 30, 2022			5,212,491			5,212,491
Total Shareholders' Equity [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022						1,824,162		$ 1,824,162
Net loss						(306,548)
Acquisition of New Jersey locations						399,423
Balance, September 30, 2022			$ 1,517,613			$ 1,517,613